Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of computation of basic and diluted earnings per common share
The following table sets forth the computation of basic and diluted earnings per common share:

Year ended December 31 (In thousands, except share data)	2015	2014	2013
Numerator:
Net income available to common shareholders	$81,012	$83,957	$76,869
Denominator:
Basic earnings per common share:
Weighted-average common shares outstanding	15,364,281	15,394,971	15,412,365
Effect of dilutive securities – performance based restricted stock units	40,459	18,861	—
Diluted earnings per common share:
Adjusted weighted-average shares and assumed vesting	15,404,740	15,413,832	15,412,365
Earnings per common share:
Basic earnings per common share	$5.27	$5.45	$4.99
Diluted earnings per common share	$5.26	$5.45	$4.99